Accrued Expenses and Other Current Liabilities (Details) - USD ($) $ in Thousands	Sep. 30, 2020	Dec. 31, 2019
Accrued Expenses and Other Current Liabilities.
Warranty reserve	$ 1,734	$ 1,491
Compensation and benefits related	657	897
Professional services	2,043	780
Inventory purchases	86	620
Accrued sales and use tax	470	578
Transaction costs payable	577
Other	488	687
Total	$ 6,055	$ 5,053